Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 196,150		¥ 222,531
Less: allowance for credit losses	(34,329)		(32,866)	¥ (31,606)	¥ (33,465)
Accounts receivable, net	¥ 161,821	$ 22,792	¥ 189,665